Trade Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2013
Receivables [Abstract]
Trade Accounts Receivable, Net	Trade accounts receivable, net consisted of the following:

	December 31, 2013	December 31, 2012
Trade accounts receivable	1,058	1,015
Allowance for doubtful accounts	(9)	(10)
Total	1,049	1,005